Concentrations and Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Product Information [Line Items]
Net Total Sales	$ 6,214	$ 5,019	$ 4,812
Net Total Sales, percent	42.00%	32.00%	36.00%
Total Trade Receivables	$ 1,493	$ 1,279
Total Trade Receivables, percent	88.00%	80.00%
Customer A [Member]
Product Information [Line Items]
Net Total Sales	$ 4,511	$ 3,633	$ 3,573
Net Total Sales, percent	30.00%	23.00%	27.00%
Total Trade Receivables	$ 379	$ 298
Total Trade Receivables, percent	25.00%	23.00%
Customer C [Member]
Product Information [Line Items]
Net Total Sales	$ 1,703	$ 1,386	$ 1,239
Net Total Sales, percent	12.00%	9.00%	9.00%
Total Trade Receivables	$ 300	$ 343
Total Trade Receivables, percent	20.00%	27.00%
Customer F [Member]
Product Information [Line Items]
Total Trade Receivables	$ 109	$ 197
Total Trade Receivables, percent	7.00%	15.00%
Customer B [Member]
Product Information [Line Items]
Total Trade Receivables	$ 303	$ 160
Total Trade Receivables, percent	20.00%	12.00%
Customer G [Member]
Product Information [Line Items]
Total Trade Receivables	$ 240	$ 34
Total Trade Receivables, percent	16.00%	3.00%